Preferred Shares	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Preferred Shares
11. PREFERRED SHARES
Series A Preferred Shares
On September 1, 2006, DCM IV, L.P. (“DCM IV”), DCM Affiliates Fund IV, L.P. (“DCM IV Affiliates”, together with DCM IV are referred to as “DCM”) and DT Ventures China Fund II, L.P. (“DT”) lent loans with an aggregate amount of US$600 to the Company. The loans assumed an interest rate of 7.04% per annum.
On November 23, 2006, DCM IV, DCM IV Affiliates and DT respectively subscribed 83,477 shares, 2,123 shares and 36,400 shares of Series A Convertible Preferred Shares (in aggregate of 122,000 shares, “Series A Preferred Shares”), at US$50 per share with total cash consideration of US$6,100. On the same day, DCM IV, DCM IV Affiliates and DT converted the loans and accrued interest, with total amount of US$610, into 8,322 shares, 211 shares and 3,657 shares of Series A Preferred Shares, respectively, (12,190 shares in aggregate), at US$50 per share.
Series B Preferred Shares
On February 25, 2009, DCM and DT lent loans with an aggregate amount of US$2,500 to the Company. The loans did not bear an interest rate. On February 28, 2013, DCM IV, DCM IV Affiliates and DT respectively subscribed to 4,462,264, 113,478 and 1,708,431 of Series B Convertible Preferred Shares (in aggregate of 6,284,173 shares, “Series B Preferred Shares”), at US$0.32 per share with total consideration of US$2,000. On the same day, DCM IV, DCM IV Affiliates and DT converted the loans with total amount of US$2,500 into 5,373,699 shares, 136,656 shares and 2,344,859 shares of Series B Preferred Shares, respectively, (7,855,214 shares in aggregate) at US$0.32 per share. On February 28, 2013, Larry Lei Wu subscribed 1,571,043 shares of Series B Preferred Shares at US$0.32 per share with total cash consideration of US$500.
On February 28, 2013, the Company entered into a share repurchase agreement, pursuant to which the Company repurchased 4,075,522 shares, 103,643 shares and 1,539,677 shares of Series B Preferred Shares from DCM IV, DCM IV Affiliates and DT, respectively, (in aggregate of 5,718,842 shares, “Repurchased Shares”), at a repurchase consideration of one U.S. dollar for each investor. All of these Repurchased Shares were canceled immediately on the same day. The Company considered such repurchase a linked transaction with the subscription of Series B Preferred Shares as mentioned in above.

Series C Preferred Shares
On August 1, 2014, the Company acquired Comptree International Limited. (“Comptree”) by issuing 2,905,802 shares of ordinary shares to FireDragon Holdings Inc. (“FireDragon”), 964,981 ordinary shares to DCM IV, 24,540 ordinary shares to DCM IV Affiliates and 4,358,702 Series C convertible Preferred Shares (“Series C Preferred Shares”) to DT eCommerce Investment Limited (“DT eCommerce”) in exchange for 100% shares of interests in Comptree held by FireDragon and DT eCommerce, for the purpose of the Group’s business expansion into the United States. FireDragon was owned by the founder of Comptree. DT eCommerce was under common control of DT. Based on the mutual understanding of all parties, 794,822 shares of ordinary shares issued to FireDragon was shares granted to Lianya Pan for his continuing service to the Group, who was the previous chief executive officer of Comptree and sole shareholder of FireDragon. The remaining ordinary shares issued to FireDragon and Series C Preferred Shares issued to DT eCommerce were considered as the acquisition consideration of Comptree.
Regarding the common shares and Series C Preferred Shares issued as mentioned above, the Company measured their fair value as of the acquisition date. Fair value is estimated based a discounted cash flow method, as of the valuation date.
Series D Preferred Shares
On March 27, 2017, Hong Kong Red Star Macalline Universal Home Furnishings Limited (“Red Star”) subscribed 2,943,786 Series D Convertible Preferred Shares (“Series D Preferred Shares”) at US$2.74 per share with total cash consideration of US$8,053.
Series E Preferred Shares
On November 24, 2020, Honeysuckle Creek Limited (“JD”) and HUA YUAN INTERNATIONAL LIMITED (“HUA YUAN”) respectively subscribed 2,719,802 shares and 1,279,907 Series E Convertible Redeemable Preferred Shares (in aggregate of 3,999,709 shares, “Series E Preferred Shares”), at US$6.25 per share with total cash consideration of US$25,000.
The rights, preferences and privileges of the Preferred Shares are as follows:
Redemption Rights
There are no redemption rights for the Series A, B, C, and D Preferred Shares.
The investors of Series E Preferred Shares have a right to require the Company to redeem their investments, at any time and from time to time on or after the date of the earliest to occur of the following (i) the Company fails to complete a qualified IPO within seven years after the closing date; (ii) any material breach by any warrantor of any of their respective representations, warranties, covenants or undertakings under the transaction documents; (iii) any commission of, or participation in, fraudulent act or act of dishonesty by any founder against any company within the Group which has severely harm interests of the Series E shareholders; (iv) loss of control; (v) the termination of employment of Larry Lei Wu with any company within the Group; (vi) the occurrence of non-compliance
with or violation of any applicable laws by any company within the Group which have a material adverse effect; (vii) the shareholders of Series A, B, C, and D Preferred Shares have become entitled to request, and have so requested, redemption of their Preferred Shares.

The redemption price equals to 100% of the Series E Preferred Shares issue price with an 6% compound per annum, plus any declared but unpaid dividends on such Preferred Shares.
Conversion Rights
At the option of the holders, each Preferred Share, all or any portion of that, may be converted at any time prior to a qualified IPO after the original issue date into ordinary shares at an initial conversion ratio of
1:1
. Further, without any action being required by the holder of such share and whether or not the certificates representing such share are surrendered to the Company or its transfer agent, the Preferred Share shall automatically be converted into ordinary shares upon (i) the closing of a qualified IPO, based on the then effective applicable conversion price or (ii) the date specified by written consent or agreement of the holders of seventy-five percent (75%) of the then outstanding Preferred Shares.
In case the Company shall (a) pay a dividend or make a distribution on its ordinary shares in ordinary shares, (b) subdivide or reclassify its outstanding ordinary shares into a greater number of shares, or (c) combine or reclassify its outstanding ordinary shares into a smaller number of shares, the applicable conversion price in effect immediately prior to such event shall be adjusted so that the holder of the Preferred Shares thereafter converted shall be entitled to receive the number of ordinary shares of the Company which it would have owned or have been entitled to receive after the happening of such event had the Preferred Shares been converted immediately prior to the happening of such event. An adjustment shall become effective immediately after the record date in the case of a dividend or distribution and shall become effective on the effective date in the case of subdivision, combination or reclassification. If any dividend or distribution is not paid or made, the applicable conversion price then in effect shall be appropriately readjusted.
The conversion of Preferred Shares may be effected, to the extent permitted by the statute, by any of the following methods: (i) a redesignation of the Preferred Shares being converted; (ii) a repurchase of such Preferred Shares and issue of the relevant number of ordinary shares; or (iii) in other manner as the board of directors may determine (including affirmative vote) and as permitted by the statute.
Voting Rights
Each Preferred Share has voting rights equivalent to the number of ordinary shares into which such Preferred Shares could be then convertible.
Dividend Rights
Non-cumulative
dividends per Preferred Share of 8% per annum when and if declared by the board of the Company, prior and in preference to holders of all other current or future class or series of shares of the Company, including the ordinary shares. After the preferential dividends have been paid in full or declared and set apart in any fiscal year of the Company, any additional dividends out of funds legally available therefor may be declared in that fiscal year for the ordinary shares and, if such additional dividends are declared, then such additional dividends shall be declared pro rata on the ordinary shares and all Preferred Shares on an as-converted
basis.

Liquidation Preferences
In the event of any liquidation, holders of the Preferred Shares shall be entitled to receive, prior and in preference to any distribution or payment shall be made to the holders of any ordinary shares, the liquidation preference amount per share is equal to one hundred percent (100%) of the original issue price on each Preferred Share (adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions), as the case may be, plus all dividends accrued and unpaid with respect thereto (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) per Series A to E Preferred Shares, except the Series C, then held by such holder.
Liquidation preference is as follows in sequence: Series E Preferred Shares, Series D Preferred Shares, Series B Preferred Shares, Series A Preferred Shares. After distribution or payment of the subscription price in full, of the liquidation preference amount distributable or payable on the Series E Preferred Shares, Series D Preferred Shares, Series B Preferred Shares and Series A Preferred Shares, the remaining assets of the Company available for distribution to members shall be distributed ratably among the holders of outstanding ordinary shares and holders of outstanding Preferred Shares on an as-converted
basis.
If the Company increases its share capital at a price lower than the price paid by the investors on a per share basis, the investors have a right to require the Company to issue new shares for nil consideration (or nominal consideration) to the investors, so that the total amount paid by the investors divided by the total amount of share capital obtained is equal to the price per share in the new issuance.
Drag-along Rights
Regarding Series A, B and C Preferred Shares, in the event that (i) at any time after the closing date, the Company receives an offer from any person, who has delivered a good faith written offer to purchase all or any portion of a shareholder’s shares, including without limitation, the beneficial ownership of any shareholder’s shares through the transfer of any of the underlying equity ownership of such shareholder, that if consummated, will result in a deemed liquidation event, and (ii) such offer is approved by the holders of at least seventy-five percent (75%) of the total issued and outstanding Preferred Shares, then the Company and each shareholder agree that: (i) the Company shall send written notice to all existing shareholders within five business days of receipt of the offer; and, (ii) the holders of ordinary shares shall sell and transfer, and shall procure all holders of ordinary/preferred shares to sell and transfer, their ordinary/preferred shares on terms and conditions set forth in the offer.
Regarding Series D and E Preferred Shares, in the event that (i) at any time after the closing date, the Company receives an offer from any person, who has delivered a good faith written offer to purchase all or any portion of a shareholder’s shares, including without limitation, the benefit ownership of any shareholder’s shares through the transfer of any of the underlying equity ownership of such shareholder, that if consummated, will result in a deemed liquidation event, and (ii) such offer is approved by the holders of at least seventy-five percent (75%) of the total issued and outstanding Preferred Shares and the holders of at least fifty-one
percent (51%) of the total issued and outstanding ordinary shares, then the Company and each shareholder agree that: (i) the Company shall send written notice to all existing shareholders within five business days of receipt of the offer; and, (ii) the holders of ordinary shares shall sell and transfer, and shall procure all holders of ordinary/preferred shares to sell and transfer, their ordinary/preferred shares on terms and conditions set forth in the offer.
If the Drag-along rights are triggered on or prior to the fifth anniversary from the closing date, the Drag-along rights shall not apply unless such the sale results in aggregate proceeds of an agreed amount, of at least US$40,000 for the Series A, B and C Preferred Shares, or US$150,000 for the Series D and E Preferred Shares. The Drag-along rights shall terminate upon a qualified
IPO. Given the Company has been listed in August 2022 (see Note 12 for details), the Drag-along rights were terminated accordingly.

Right to purchase additional shares
On March 27, 2017, the Company entered an Adjustment Agreement (the “VAM Agreement”) with Larry Lei Wu, certain management team members and Red Star, the Series D Preferred Shareholder. The VAM Agreement gives Red Star the option to require (i) the Company to acquire certain ordinary shares and vested stock options from management and Larry Lei Wu at a nominal price of one U.S. dollar and (ii) issue additional Series D Preferred shares to Red Star, also at a nominal price of one U.S. dollar (the “Warrant”), under certain condition when milestones stipulated in the VAM Agreement could not be satisfied.
Milestones have been stipulated in the VAM Agreement and the parties agree that no adjustment under this VAM Agreement will be made if:

a.	the 2017 sales revenue exceeds US$79,200, and the 2018 net profits exceed US$6,300; or

b.
the Company completes a qualified financing prior to June 30, 2019, for which the pre-money
valuation of the Company in such one or more rounds of financing shall be no less than US$144,953 (the “Target Valuation”) with a total investment amount or subscription price in such next one or more rounds of financing transaction of no less than US$3,000.

The VAM Agreement also stipulates the adjustment procedures, that the Company and Larry Lei Wu and those management team members shall procure the Company to, promptly furnish to Red Star, prior to July 15, 2019, a written statement setting forth whether there is an adjustment, showing in detail the facts upon which the adjustment is based on (if any) (the “Company’s Notice”) with the 2017 financial statements, the 2018 financial statements, and/or the financing documents relating to the milestones. Red Star shall be entitled to furnish to the Company a written statement (the “Investor’s Notice”) requesting the adjustment before September 30, 2019.
This VAM Agreement shall be terminated upon the occurrence of any of the following events: (i) the parties agree to terminate this VAM Agreement; or (ii) the adjustment exemption applies upon the confirmation of Red Star; or (iii) Red Star has not furnished the Investor’s Notice to the Company prior to September 30, 2019.
The Company satisfied the milestone of 2017 sales revenue, failed the milestones of 2018 net profits and the failed to complete a qualified financing prior to June 30, 2019. The Company sent a notice to Red Star before July 15, 2019. However, Red Star did not furnish the Investor’s Notice to the Company. Therefore, the Company was not required to perform the adjustment procedures, acquiring any ordinary share and vested options from Larry Lei Wu and the management team or sell additional Series D Preferred Shares to Red Star. The VAM Agreement was terminated on September 30, 2019.
The Company classified Series E Preferred Shares as mezzanine equity in the consolidated balance sheets, as they are contingently redeemable upon occurrence of certain events outside of the sole control of the Company. The Company recognized changes in the redemption value immediately as they occur and adjust the carrying value of the Series E Preferred Shares to equal the redemption value at the end of each reporting period, as if it were also the redemption date of the Preferred Shares.
The Company classified Series A, B, C and D Preferred Shares as permanent equity according to temporary equity exception in
ASC
480-10-S99-3A(3f)
. Once a deemed liquidation event is triggered, all preferred shareholders are entitled to request the Company to liquidate with the liquidation proceeds being distributed among all shareholders based on the stipulated liquidation preference. The Company’s shareholders would receive the same form of consideration.

The Company evaluated the embedded conversion and redemption options in the series of Preferred Shares to determine if the embedded conversion option require bifurcation and accounting for as a derivative, and concluded that the embedded conversion and redemption options of Preferred Shares did not need to be bifurcated pursuant to ASC 815,
Derivatives and Hedging
, because these terms do not permit net settlement, nor can they be readily settled net by a means outside the contract, nor can they provide for delivery of an asset that puts the holders in a position not substantially different from net settlement. The Company also determined that there was no beneficial conversion feature attributable to Preferred Shares because the initial effective conversion prices of these Preferred Shares were higher than the fair value of the Company’s ordinary shares at the relevant commitment dates. The fair value of the Company’s ordinary shares on the commitment date was estimated by management, which involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, including discount rate, risk-free interest rate and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made.
The Company determined that the Warrant granted to Red Star should not be identified as a freestanding instrument, nor should it be bifurcated, as the option could not be separate and apart from Series D Preferred Shares, nor could it be legally detachable and separately exercisable from host contract. Further, the Warrant is not considered as a derivative either, because there is no net settlement available as the Company is not a listed company.
Activities of the Series E Preferred Shares for the years ended December 31, 2020, 2021 and 2022 consisted of the following. As disclosed in the Note 12, Series E Preferred Shares were converted to the Company’s Class A ordinary shares upon the completion of the Company’s IPO.

Series E Preferred Shares
US$
Balance as of January 1, 2020	—
Issuance for cash	25,000
Issuance costs	—
Accretion of Preferred Shares	152

Balance as of December 31, 2020	25,152
Accretion of Preferred Shares	1,500

Balance as of December 31, 2021	26,652

Accretion of Preferred Shares	941
Conversion to Class A ordinary shares	(27,593)

Balance as of December 31, 2022	—